Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions
4. Related Party Transactions
Relationship with ERJ
Prior to the Closing of the transaction with Zanite, Eve Sub was managed, operated, and funded by ERJ. Accordingly, certain shared costs have been allocated to Eve and reflected as expenses in Eve’s stand-alone audited consolidated financial statements. The expenses reflected in the audited consolidated financial statements may not be indicative of expenses that will be incurred by Eve in the future.
a) Corporate costs
ERJ incurred corporate costs for services provided to the UAM Business. These costs include expenses for information systems, accounting, other financial services such as treasury, external audit, purchasing, human resources, legal, and facilities. Also includes UAM related to R&D expenses.
Until December 31, 2021, a portion of these costs that benefited the UAM Business, was allocated to the UAM Business using a pro-rata
method based on R&D project related costs, headcount, or other measures that management believes are consistent and reasonable.
Effective January 1, 2022, ERJ started charging Eve Sub for R&D and selling, administrative services under the MSA and SSA, respectively (see more details below). Additionally, from January 1, 2022, until the Closing date, Eve kept carving-out
certain corporate costs.
After the Closing, ERJ, EAH and other related parties started charging Eve for the costs that benefited the Company. The charges include the amounts that were previously carved-out
from January 1, 2022, until the

Closing date, plus amounts incurred after the Closing date. The corporate allocated costs included in the audited consolidated statement of operations were $2,101,356 and $16,701,385 for the year ended December 31, 2022, (specifically the period from January 1, 2022, through May 9, 2022), and 2021, respectively, and were included into SG&A and R&D expenses for each of the year as follows:

	Year Ended December 31,
	2022	2021
SG&A	$1,422,063	$4,528,892
R&D	679,293	12,172,493

Total	$2,101,356	$16,701,385

b) Transaction Costs
During the year ended December 31, 2022, and December 31, 2021, both ERJ and EAH paid for Transaction Costs attributable to the UAM business. The Transaction Costs include but are not limited to costs associated with lawyers, bankers, consulting and auditing services with the objective to effectuate the transaction with Zanite, as described in Note 1. Direct Transaction Costs were deferred to the extent permitted by the accounting standards by Eve. Transaction Costs not considered to be direct were expensed by Eve in the period incurred.
Management analyzed the nature and timing of the costs to determine whether they were i) directly related to the carve-out
structuring and reporting preparation, ii) directly related to the anticipated closing of the transaction with Zanite, or iii) weren’t related to either of the aforementioned (other). The Transaction Costs, in million of US$, were as follows:

Period	Carve-out related expenses	Directly related to the transaction	Other	Total
Total Transaction Costs 2021	$1.8	$6.3	$0.5	$8.6

Total Transaction Costs 2022	0.6	15.1	0.0	15.7

Total Accumulated directly related Transaction Costs	$2.4	$21.4	$0.5	$24.3

Of the Transaction Costs incurred in 2021, $6.3 million were deferred and recognized on the December 31, 2021 consolidated balance sheet as Other current assets (see Note 6). The remainder, $2.4 million, was recorded in the year ended December 31, 2021 consolidated statement of operation in Selling, general and administrative expense.
The Transaction Costs total amount was reimbursed by Eve to ERJ and EAH upon Closing.
The Transaction Costs reimbursed to Zanite amounted $22.2 million and decreased the proceeds raised from the issuance of common stock.
c) Cash Management and Financing
Eve is responsible for managing its own cash which was originally comprised of the $15.0 million of capital contribution made by ERJ in July 2021 upon the formation of the legal entity.
Upon the Closing, Eve received approximately $355 million in cash.
d) Master Service Agreement and Shared Service Agreement
In connection with the transfer of the UAM Business to Eve Sub, ERJ and Eve Sub entered into a MSA and SSA on December 14, 2021. The initial terms for the MSA and SSA are 15 years. The MSA can be automatically renewed for additional successive
one-year
periods. The MSA has established a fee to be charged by ERJ to Eve so that Eve may be provided with access to ERJ’s R&D and engineering department structure, as well as, at Eve’s option, the ability to access manufacturing facilities in the future. The SSA has established a cost overhead pool to be allocated, excluding any margin, to Eve so that Eve may be provided with access to certain of ERJ’s administrative services and facilities which are commonly used across the ERJ business such as back-office shared service centers. In addition, on December 14, 2021, Eve Sub entered into a MSA with Atech Negócios em Tecnologias S.A., a Brazilian corporation (
sociedade anônima
) and wholly-owned subsidiary of ERJ (“Atech”), for an initial term of 15 years (the “Atech MSA”). Fees under the Atech MSA are charged to Eve for services related to Air Traffic Management, defense systems, simulation systems, engineering and consulting services.
As of December 31, 2022, there is an outstanding related party payable of $12,625,243 of which $11,080,688 and $370,899 are related to the MSA and SSA, respectively. During the year ended December 31, 2022 Eve has incurred cost in the amount of $39,485,512, of which $38,588,166 is in relation to the MSA and $897,346 is in relation to the SSA.
Fees and expenses in connection with the MSA are set to be payable within 45 days of receipt by Eve of an invoice from ERJ together with documentation supporting the fees and expenses set forth on such invoice. Costs and expenses incurred in connection with the provision of shared services to Eve pursuant to the SSA are set to be payable within 45 days of receipt by Eve. All payments and amounts are due or paid in US Dollars and are recognized in the Related party payable caption.
e) Related party receivables/payables
Certain employees were transferred from ERJ to Eve. On the transfer date of each employee, all payroll related accruals were assumed by Eve and it recognized a related party receivable from ERJ. Additionally, EAH transferred certain liabilities related to the Eve business, which led to the recognition of a receivable from EAH. This receivable balance is decreased when EAH pays for corporate expenses (e.g., health insurance) on behalf of Eve.
As of December 31, 2022, there is an outstanding related party receivable balance of $82,854,087, of which $190,518 relates to ERJ’s LTIP, $13,194 relates to credit with Atech, and a related party loan and accrued interest in the amount of $82,650,375 with EAH, as stipulated below in section (g). As of December 31, 2022, there is an outstanding related party payable of $12,625,243, which is mostly comprised of balances due to ERJ and Atech under the MSA and SSA.
f) Royalty-free licenses
The agreements with ERJ also allow Eve to access royalty-free license to ERJ’s background intellectual property to be used within the UAM market.
g) Related party loan
On August 1, 2022, the Company’s subsidiary, Eve Sub (the “Lender”), entered into a loan agreement (the “Loan Agreement”) with EAH, the Company’s majority stockholder, in order to efficiently manage the Company’s cash reserves at a rate of return that is favorable to the Company. Pursuant to the Loan Agreement, the Lender has agreed to lend to EAH an aggregate principal amount of up to $81,000,000 at an interest rate of 4.89% per annum. All unpaid principal advanced under the Loan Agreement, together with any accrued and unpaid interest thereon, shall be due and payable on August 1, 2023, which date may be extended upon mutual written agreement of the Lender and EAH. Any outstanding principal amount under the Loan Agreement may be prepaid at any time, in whole or in part, by EAH at its election and without penalty, and the Lender may request full or partial prepayment from EAH of any outstanding principal amount under the Loan Agreement at any time. In accordance with the Company’s Related Person Transactions Policy, on July 22, 2022, the Loan Agreement was unanimously approved by the Company’s independent directors.

See below a summary of related party balances and the impacts on the results:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Assets	Liabilities	Assets	Liabilities
ERJ	$190,518	$11,347,799	$220,000	$—
EAH	82,650,375	655,519	—	8,642,340
Atech	13,194	136,036	—	—
Other related parties	—	485,889	—	—

Total	$82,854,087	$12,625,243	$220,000	$8,642,340

	Operating expenses - Year Ended December 31,
	2022	2021	2020*
ERJ	$36,553,941	$495,742	$—
EAH	6,190,634	2,389,083	—
Atech	2,931,572	613,603	—
Other related parties	485,889	—	—

Total	$46,162,036	$3,498,428	$—

*	Eve expenses for 2020 were all carved-out from ERJ and EAH. Thus, no amounts were actually charged to Eve.